Economic Dependence	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Economic Dependence

Note 9 Economic Dependence

During the three months year-to-date period ended March 31, 2012, one customer accounted for 100.0%, of total sales. For the three months year-to-date period ended March 31, 2011, one customer accounted for 100.00%of total sales.

During the three months Final Fiscal Quarter period ended December 31, 2010, one customer accounted for 100% of total sales. During the three months Final Fiscal Quarter period ended December 31, 2009, two customers accounted for 77.6% and 22.4%, respectively, of total sales.